Document And Entity Information	12 Months Ended
Dec. 31, 2016 shares
Document Information [Line Items]
Document Type	20-F
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Entity Registrant Name	Tarena International, Inc.
Entity Central Index Key	0001592560
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Common Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	47,160,248
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	8,895,249